Note 12 - Earnings Per Share (Details) - Weighted Average Shares Outstanding (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Weighted Average Shares Outstanding [Abstract]
Net income attributable to common shareholders (in Dollars)	$ (80)	$ (376)	$ (7,794)
Basic weighted average common shares outstanding	88,529	128,595	117,937	92,563
Dilutive weighted average common shares outstanding 1	88,529 [1]	128,595 [1]	117,937 [1]	92,563

[1]	No share adjustments are included in the dilutive weighted average shares outstanding computation as each period was a net loss.